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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F-HR

                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Brookfield Investment Management Inc.
                 -------------------------------------
                 Three World Financial Center
                 -------------------------------------
   Address:      200 Vesey Street
                 -------------------------------------
                 New York, NY 10281
                 -------------------------------------

Form 13F File Number: 028-13826
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seth Gelman
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   212-549-8415
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Seth Gelman                   NY, NY           2/14/2011
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 69
                                        --------------------

Form 13F Information Table Value Total: 2,103,517
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    (1)       028-13827                    AMP Capital Brookfield (US) LLC
    ------        -----------------        ---------------------------------

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Brookfield Investment Management Inc.
FORM 13F
As of December 31, 2010

                                                                                              Voting Authority
                                                                                             -------------------
                                                      Value    Shares/   Sh/   Put/  Invstmt   Other
Name of Issuer             Title of class    CUSIP   (x$1000)  Prn Amt   Prn   Call  Dscretn Managers    Sole    Shared   None
------------------------- ---------------- --------- -------- --------- ----- ------ ------- -------- ---------- ------  -------
American Tower Corp       COM              029912201     1251     24226 SH           Defined   (1)         24226
AT&T                      COM              00206R102      250      8500 SH           Sole                 246923
AvalonBay Communities Inc COM              053484101    65356    580683 SH           Defined   (1)         83346          497337
B&G FOODS INC             COM              05508R106      275     20000 SH           Sole                 247294
BANK OF AMERICA CORP      COM              060505104  11670.5   850,000 SH           Sole                850,000
BEAZER HOMES USA          COM              07556Q105     1605   300,000 SH           Sole                300,000
Beazer Homes USA Inc      COM              07556Q105     8185   1518527 SH           Defined   (1)        794300          724227
BioMed Realty Trust Inc   COM              09063H107    58957   3161212 SH           Defined   (1)        529500         2631712
Boston Properties Inc     COM              101121101   168785   1960339 SH           Defined   (1)        343828         1616511
Brandywine Realty Trust   COM              105368203    72807   6249570 SH           Defined   (1)       1014957         5234613
Brookdale Senior Living
 Inc                      COM              112463104   134819   6297031 SH           Defined   (1)       1341464         4955567
Brookfield Properties
 Corp                     COM              112900105       71      4040 SH           Defined   (1)          4040
Camden Property Trust     COM              133131102    83015   1537884 SH           Defined   (1)        252889         1284995
CBL & Associates
 Properties In            COM              124830100      187     10700 SH           Defined   (1)         10700
CenterPoint Energy Inc    COM              15189T107     2371    150800 SH           Defined   (1)        150800
China Real Estate
 Information              COM              16948Q103     2942    306500 SH           Defined   (1)        137900          168600
CITIGROUP INC             COM              172967101    13255 2,750,000 SH           Sole              2,750,000
Commonwealth REIT  6.50%
 Serie                    PFD              203233408    21367    975200 SH           Defined   (1)        975200
Coresite Realty Corp      COM              21870Q105    20058   1470500 SH           Defined   (1)        603900          866600
Crown Castle
 International Cor        COM              228227104     4653    106150 SH           Defined   (1)        106150
Developers Diversified
 Realty                   COM              251591103    58856   4177126 SH           Defined   (1)        785200         3391926
Digital Realty Trust Inc  COM              253868103    85639   1661593 SH           Defined   (1)        308694         1352899
DR HORTON                 COM              23331A109    7,412    580500 SH           Sole                 580500
Duke Realty Corp          COM              264411505     6155    494000 SH           Defined   (1)                        494000
EastGroup Properties Inc  COM              277276101    15459    365300 SH           Defined   (1)        119000          246300
Emeritus Corp             COM              291005106    13926    706551 SH           Defined   (1)        324500          382051
Empresas ICA SAB de CV    COM              292448206      353     34600 SH           Defined   (1)         34600
Enbridge Inc              COM              29250N105     1846     32720 SH           Defined   (1)         32720
EPR 5.75% Pfd Series C    PFD              29380T402     9431    489400 SH           Defined   (1)        489400
Equity One Inc            COM              294752100    35470   1951031 SH           Defined   (1)        343316         1607715
Essex Property Trust Inc  COM              297178105    67538    591300 SH           Defined   (1)         98800          492500
First Industrial Realty
 Trust                    COM              32054K103    12329   1407451 SH           Sole                 639140          768311
FRONTIER COMMUNICATIONS
 CORP                     COM              35906A108      935     15508 SH           Defined   (1)       1826128
General Growth Properties
 Inc                      COM              370023103    58188   3758939 SH           Defined   (1)        810800         2948139
GENERAL MOTORS CO         COM              37045V100 7316.245   200,500 SH           Sole                200,500
GENERAL MOTORS CO         PFD              37045V209   1086.2    20,000 SH           Sole                 20,000
Grupo Aeroportuario del
 Pacifi                   COM              400506101      386      9500 SH           Defined   (1)          9500

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
Health Care REIT Inc      COM              42217K106    73526   1543361 SH           Defined   (1)        251261         1292100
HOVNANIAN ENTERPRISES INC COM              442487203      102     19200 SH           Sole                 166925
ITC Holdings Corp         COM              465685105     1401     22600 SH           Defined   (1)         22600
JP MORGAN CHASE & CO      COM              46625H100  10111.5   225,000 SH           Sole                225,000
KB Home                   COM              48666K109    12450    922900 SH           Defined   (1)        405900          517000
Kilroy Realty Corp        COM              49427F108    37817   1036933 SH           Defined   (1)        145535          891398
Lennar Corp               COM              526057104    43398   2314562 SH           Defined   (1)        464100         1850462
Lexington Rlty Trst Pref
 6.50%                    PFD              529043309     1375     32100 SH           Defined   (1)         32100
Macerich Co/The           COM              554382101    50313   1062119 SH           Defined   (1)        175300          886819
MDC HOLDINGS INC          COM              552676108      253      8800 SH           Defined   (1)        330143
MERITAGE HOMES CORP       COM              59001A102     1148    50,000 SH           Sole                 50,000
Mission West Properties
 Inc                      COM              605203108     2900    433495 SH           Defined   (1)        170058          263437
MITEL NETWORKS CORP       COM              60671Q104  1148.55   195,000 SH           Sole                195,000
National Grid PLC         COM              636274300     1943     43787 SH           Defined   (1)         43787
NISKA GAS STORAGE
 PARTNERS LLC             COM              654678101      249     12500 SH           Sole                 251396
Omega Healthcare
 Investors Inc            COM              681936100    67040   2987506 SH           Defined   (1)        481500         2506006
PAETEC HOLDING CORP       COM              695459107       56     15000 SH           Sole                  58854
Public Storage            COM              74460D109   198745   1959628 SH           Defined   (1)        352728         1606900
RYLAND GROUP INC          COM              783764103   10,018    563400 SH           Sole                 563400
SBA Communications Corp   COM              78388J106     1994     48700 SH           Defined   (1)         48700
Sempra Energy             COM              816851109     3102     59100 SH           Defined   (1)         59100
Simon Property Group Inc  COM              828806109   269278   2706588 SH           Defined   (1)        487719         2218869
SL Green Realty Corp      COM              78440X101    41907    620753 SH           Defined   (1)        150700          470053
Southern Union Co         COM              844030106     1483     61600 SH           Defined   (1)         61600
Spectra Energy Corp       COM              847560109     4638    185600 SH           Defined   (1)        185600
Taubman Centers Inc       COM              876664103      419      8300 SH           Defined   (1)          8300
Toll Brothers Inc         COM              889478103    64939   3417856 SH           Defined   (1)        762100         2655756
TransCanada Corp          COM              89353D107     4404    115635 SH           Defined   (1)        115635
UDR Inc                   COM              902653104    70977   3017730 SH           Defined   (1)        496800         2520930
VERIZON COMMUNICATIONS
 INC                      COM              92343V104      268      7500 SH           Sole                 247271
Weingarten Realty
 Investors                COM              948741103    71240   2998335 SH           Defined   (1)        532377         2465958
WINDSTREAM CORP           COM              97381W104      669      8300 SH           Sole                 544194


REPORT SUMMARY                69        DATA RECORDS 2,103,517                  1  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED